Schedule of investments
Delaware Investments Ultrashort Fund	December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.14%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2020-DNA6 M1 144A 0.977% (SOFR + 0.90%) 12/25/50 #, •	2,000,000	$2,000,314
Total Agency Collateralized Mortgage Obligations (cost $2,000,000)		2,000,314

Collateralized Debt Obligations — 2.14%
Ares LVIII Series 2020-58A X 144A 1.036% (LIBOR03M + 0.80%, Floor 0.80%) 1/15/33 #, •	1,000,000	1,000,000
Symphony Series 2020-24A X 144A 1.024% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, •	1,000,000	1,000,000
Total Collateralized Debt Obligations (cost $2,000,000)		2,000,000

Corporate Bonds — 36.75%
Banks — 10.50%
Bank of America 1.264% (LIBOR03M + 1.00%) 4/24/23 •	1,500,000	1,515,759
Citigroup 1.38% (LIBOR03M + 1.10%) 5/17/24 •	1,500,000	1,520,907
Goldman Sachs Group 1.856% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,293,192
JPMorgan Chase & Co. 1.145% (LIBOR03M + 0.90%) 4/25/23 •	1,410,000	1,423,749
Morgan Stanley
1.463% (LIBOR03M + 1.22%) 5/8/24 •	1,500,000	1,529,447
5.75% 1/25/21	1,000,000	1,002,992

Truist Bank 0.804% (SOFRRATE + 0.73%) 3/9/23 •	1,500,000	1,512,697
		9,798,743
Capital Goods — 2.78%
Caterpillar Financial Services 2.95% 2/26/22	1,062,000	1,095,200
Otis Worldwide 0.688% (LIBOR03M + 0.45%) 4/5/23 •	1,500,000	1,500,412
		2,595,612
Communications — 4.66%
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	1,500,000	1,513,999
Fox 3.666% 1/25/22	1,500,000	1,552,857
Verizon Communications 1.38% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	1,284,349
		4,351,205
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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 1.34%
General Motors Financial 1.228% (LIBOR03M + 0.99%) 1/5/23 •	1,250,000	$1,249,232
		1,249,232
Consumer Non-Cyclical — 6.48%
AbbVie
0.863% 11/21/22 •	1,405,000	1,414,680
2.15% 11/19/21	1,595,000	1,620,912

CVS Health 3.35% 3/9/21	3,000,000	3,016,504
		6,052,096
Electric — 9.66%
American Electric Power 3.65% 12/1/21	1,250,000	1,288,871
DTE Energy 2.60% 6/15/22	1,500,000	1,547,242
Exelon Generation 3.40% 3/15/22	3,000,000	3,098,241
NextEra Energy Capital Holdings 2.403% 9/1/21	1,500,000	1,520,813
PPL Capital Funding 4.20% 6/15/22	1,500,000	1,566,645
		9,021,812
Financials — 1.33%
Aviation Capital Group 144A 1.175% (LIBOR03M + 0.95%) 6/1/21 #, •	1,250,000	1,242,412
		1,242,412
Total Corporate Bonds (cost $34,101,022)		34,311,112

Non-Agency Asset-Backed Securities — 49.30%
American Express Credit Account Master Trust
Series 2017-2 A 0.609% (LIBOR01M + 0.45%) 9/16/24 •	675,000	677,934
Series 2018-6 A 3.06% 2/15/24	1,000,000	1,015,292

BA Credit Card Trust Series 2020-A1 A1 0.34% 5/15/26	2,000,000	2,002,425
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 0.479% (LIBOR01M + 0.32%) 5/15/23 #, •	1,000,000	1,000,783
CarMax Auto Owner Trust Series 2017-4 A4 2.33% 5/15/23	2,000,000	2,029,184
Chase Auto Credit Linked Notes Series 2020-2 B 144A 0.84% 2/25/28 #	2,000,000	2,001,924
Citibank Credit Card Issuance Trust Series 2017-A7 A7 0.522% (LIBOR01M + 0.37%) 8/8/24 •	1,000,000	1,004,385
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(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	947,223	$949,125
Dell Equipment Finance Trust Series 2020-2 A2 144A 0.47% 10/24/22 #	2,000,000	2,003,550
Discover Card Execution Note Trust
Series 2017-A1 A1 0.649% (LIBOR01M + 0.49%) 7/15/24 •	1,500,000	1,506,838
Series 2019-A2 A 0.429% (LIBOR01M + 0.27%) 12/15/23 •	2,000,000	2,001,995

Dryden 83 Series 2020-83A X 144A 0.987% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #, •	2,000,000	2,000,000
Ford Credit Auto Lease Trust Series 2020-A A2 1.80% 7/15/22	945,981	950,329
Ford Credit Auto Owner Trust
Series 2017-1 A 144A 2.62% 8/15/28 #	2,000,000	2,050,577
Series 2017-C A3 2.01% 3/15/22	15,163	15,181

GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	1,500,000	1,501,140
Honda Auto Receivables Owner Trust
Series 2019-2 A2 2.57% 12/21/21	112,410	112,674
Series 2019-4 A3 1.83% 1/18/24	970,000	989,715
Hyundai Auto Lease Securitization Trust
Series 2018-B A4 144A 3.20% 6/15/22 #	446,218	446,674
Series 2020-A A3 144A 1.95% 7/17/23 #	1,510,000	1,534,467

Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	406,703	408,127
Invitation Homes Trust Series 2018-SFR1 A 144A 0.853% (LIBOR01M + 0.70%) 3/17/37 #, •	1,187,040	1,177,162
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	219,356	219,801
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	489,095	490,080
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	2,000,000	2,066,212
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	2,000,000	2,001,180
Nissan Auto Lease Trust Series 2018-A A3 3.25% 9/15/21	123,432	123,571
PFS Financing
Series 2020-B A 144A 1.21% 6/15/24 #	2,000,000	2,020,263
Series 2020-G A 144A 0.97% 2/15/26 #	1,500,000	1,507,867
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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	1,596,365	$1,606,476
Series 2019-A A2 144A 2.13% 4/20/22 #	1,905,830	1,923,368

Trillium Credit Card Trust II Series 2019-1A A 144A 0.628% (LIBOR01M + 0.48%) 1/26/24 #, •	1,500,000	1,500,288
Verizon Owner Trust
Series 2018-A A1A 3.23% 4/20/23	1,171,219	1,186,764
Series 2020-C A 0.41% 4/21/25	2,000,000	2,003,702

Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	2,000,000	2,001,321
Total Non-Agency Asset-Backed Securities (cost $45,966,983)		46,030,374

Non-Agency Collateralized Mortgage Obligations — 3.05%
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2020-HQA5 M1 144A 1.182% (SOFRRATE + 1.10%) 11/25/50 #, •	2,000,000	2,004,587
Silverstone Master Issuer Series 2018-1A 1A 144A 0.599% (LIBOR03M + 0.39%) 1/21/70 #, •	840,000	839,227
Total Non-Agency Collateralized Mortgage Obligations (cost $2,840,000)		2,843,814

Commercial Paper — 8.82%
Banks — 7.21%
Banco Del Estado De Chile 0.235% 2/22/21 ~	2,000,000	1,999,514
Bayerische Landesbank 0.23% 2/4/21 ~	1,000,000	999,833
BPCE 0.20% 3/1/21 ~	500,000	499,854
Caisse Des Depots 0.20% 3/23/21 ~	500,000	499,778
Lloyds Bank Corporate Markets 0.29% 6/4/21 ~	638,000	637,456
Skandinaviska Enskilda Banken 0.20% 2/26/21 ~	1,500,000	1,499,710
Swedbank 0.23% 4/21/21 ~	600,000	599,688
		6,735,833
Consumer Non-Cyclical — 1.61%
Yale University 0.18% 1/7/21 ~	1,500,000	1,499,978
		1,499,978
Total Commercial Paper (cost $8,235,008)		8,235,811
Total Value of Securities—102.20% (cost $95,143,013)		95,421,425

4    NQ-097 [12/20] 2/21 (1510548)

(Unaudited)
	Principal amount°	Value (US $)

Liabilities Net of Receivables and Other Assets—(2.20%)		(2,052,446)
Net Assets Applicable to 9,316,277 Shares Outstanding—100.00%		$93,368,979
°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $36,442,651, which represents 39.03% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
USD – US Dollar
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